Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 25, 2018	Mar. 26, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total other intangible assets, gross carrying amount	$ 39,891	$ 38,929	$ 39,552	$ 38,957
Accumulated Amortization	(1,827)	(1,092)	(1,842)	(1,233)
Total other intangibe assets, net carrying value	38,064	37,837	37,710	37,724
License / Franchise Agreements [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	3,360	3,326	3,364	3,301
Accumulated Amortization	(1,827)	(1,092)	(1,842)	(1,233)
Net Carrying Value	$ 1,533	$ 2,234	1,522	2,068
Weighted Average Amortization Period	5 years 11 months	5 years 5 months
Trade Names [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Carrying Amount/Value	$ 36,531	$ 35,603	$ 36,188	$ 35,656